Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	£ 3,397	£ 3,869	£ 4,129
Cost of major restructuring incurred		159	102
Intangible amortisation charges	80	163	113
Other gains and losses	178	16	230
Impairment charges	12	65
WSE [member]
Disclosure of operating segments [line items]
Other gains and losses			207
UTEL [member]
Disclosure of operating segments [line items]
Other gains and losses			19
Other smaller disposal items [member]
Disclosure of operating segments [line items]
Other gains and losses			4
Penguin Random House [member]
Disclosure of operating segments [line items]
Other gains and losses	180
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Sales	£ 0	£ 0	£ 0